SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Share-based Compensation
SHARE-BASED COMPENSATION
SEMPRA ENERGY EQUITY COMPENSATION PLANS
Sempra Energy has share-based compensation plans intended to align employee and shareholder objectives related to the long-term growth of Sempra Energy. The plans permit a wide variety of share-based awards, including:

▪	non-qualified stock options

▪	incentive stock options

▪	restricted stock awards (RSAs)

▪	restricted stock units (RSUs)

▪	stock appreciation rights

▪	performance awards

▪	stock payments

▪	dividend equivalents
Eligible employees, including those from the California Utilities, participate in Sempra Energy’s share-based compensation plans as a component of their compensation package.
In the three years ended December 31, 2016, Sempra Energy had the following types of equity awards outstanding:

▪
Non-Qualified Stock Options: Options have an exercise price equal to the market price of the common stock at the date of grant, are service-based, become exercisable over a four-year period, and expire 10 years from the date of grant. Vesting and/or the ability to exercise may be accelerated upon a change in control, in accordance with severance pay agreements, in accordance with the terms of the grant, or upon eligibility for retirement. Options are subject to forfeiture or earlier expiration when an employee terminates employment.

▪
Performance-Based Restricted Stock Units: These RSU awards generally vest in Sempra Energy common stock at the end of three-year (for awards granted during or after 2015) or four-year performance periods based on Sempra Energy’s total return to shareholders relative to that of specified market indices or based on the compound annual growth rate of Sempra Energy’s EPS. The comparative market indices for the awards that vest based on total return to shareholders are the Standard & Poor’s (S&P) 500 Utilities Index and the S&P 500 Index. We primarily use long-term analyst consensus growth estimates for S&P 500 Utilities Index peer companies to develop our targets for awards that vest based on EPS growth.

◦	For awards granted in 2013 or earlier, if Sempra Energy’s total return to shareholders exceeds target levels, up to an additional 50 percent of the number of granted RSUs may be issued.

◦	For awards granted during or after 2014, up to an additional 100 percent of the granted RSUs may be issued if total return to shareholders or EPS growth exceeds target levels.

◦
For awards granted during or after 2015 that vest based on Sempra Energy’s total return to shareholders, a modifier adds 20 percent to the award’s payout (as initially calculated based on total return to shareholders relative to that of specified market indices) for total shareholder return performance in the top quartile relative to historical benchmark data for Sempra Energy and reduces the award’s payout by 20 percent for performance in the bottom quartile. However, in no event will more than an additional 100 percent of the granted RSUs be issued. If performance falls within the second or third quartiles, the modifier is not triggered, and the payout is based solely on total return to shareholders relative to that of specified market indices.

If Sempra Energy’s total return to shareholders or EPS growth is below the target levels but above threshold performance levels, shares are subject to partial vesting on a pro rata basis.

▪	Other Performance-Based Restricted Stock Units: RSUs were granted in 2014 and 2015 in connection with the creation of Cameron LNG JV.

◦
The 2014 awards vest to the extent that the Compensation Committee of Sempra Energy’s Board of Directors determines that the objectives of the joint venture are continuing to be achieved. These awards vest on the anniversary of the grant date over a period of either two or three years.

◦
The 2015 awards vest to the extent that the Compensation Committee of Sempra Energy’s Board of Directors determines that Sempra Energy has achieved positive cumulative net income for fiscal years 2015 through 2017 and Cameron LNG JV has commenced commercial operations of the first train.

▪	Service-Based Restricted Stock Units: RSUs may also be service-based; these generally vest at the end of three-year (for awards granted during or after 2015) or four-year service periods.

▪
Restricted Stock Awards: RSAs are solely service-based and are generally exercisable at the end of four years of service. Accelerated vesting of RSAs may occur upon eligibility for retirement. Holders of RSAs have full voting rights.

For RSA and RSU awards, vesting may be subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control under the applicable long-term incentive plan, in accordance with severance pay agreements, or at the discretion of the Compensation Committee of Sempra Energy’s Board of Directors. Dividend equivalents on shares subject to RSAs and RSUs are reinvested to purchase additional shares that become subject to the same vesting conditions as the RSAs and RSUs to which the dividends relate.
In April 2013, the IEnova board of directors approved the IEnova 2013 Long-Term Incentive Plan. The purpose of this plan is to align the interests of employees and directors of IEnova with its shareholders. All awards issued from this plan and any related dividend equivalents will settle in cash at vesting based on the price of IEnova common stock. In 2016, 2015 and 2014, IEnova issued 378,367 RSUs, 278,538 RSUs and 468,339 RSUs, respectively, from this plan, 698,838 of which remain outstanding at December 31, 2016. During 2016, 2015 and 2014, IEnova paid cash of $1 million, $4 million and $3 million, respectively, to settle vested awards.
SHARE-BASED AWARDS AND COMPENSATION EXPENSE
At December 31, 2016, 5,627,118 shares were authorized and available for future grants of share-based awards. Our practice is to satisfy share-based awards by issuing new shares rather than by open-market purchases.
We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and RSAs and RSUs on a straight-line basis over the requisite service period of the award, which is generally three or four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee’s awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments; therefore, we recognize additional paid in capital as we recognize the compensation expense associated with the awards.
As we discuss in Note 2, we prospectively adopted ASU 2016-09 effective January 1, 2016, which requires that we recognize in earnings the tax benefits (or deficiencies) resulting from tax deductions that are in excess of (or less than) tax benefits related to compensation cost recognized for share-based payments. Prior to adoption, we recorded excess tax benefits from share-based compensation within Sempra Energy’s Shareholders’ Equity. In 2016, we recognized $34 million in excess tax benefits in earnings. In 2015, $52 million in excess tax benefits was recorded within Sempra Energy’s Shareholders’ Equity. In 2014, there were no realized excess tax benefits.
Total share-based compensation expense for all of Sempra Energy’s share-based awards was comprised as follows:

SHARE-BASED COMPENSATION EXPENSE – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2016	2015	2014
Share-based compensation expense, before income taxes	$46	$48	$46
Income tax benefit	(18)	(19)	(18)
	$28	$29	$28

Excess income tax benefit	$(34)	$—	$—

Sempra Energy Consolidated’s capitalized share-based compensation cost was $7 million in 2016, $6 million in 2015 and $5 million in 2014.
Sempra Energy subsidiaries record an expense for the plans to the extent that subsidiary employees participate in the plans and/or the subsidiaries are allocated a portion of the Sempra Energy plans’ corporate staff costs. Expenses and capitalized compensation costs recorded by SDG&E and SoCalGas were as follows:

SHARE-BASED COMPENSATION EXPENSE – SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
SDG&E:
Share-based compensation expense, before income taxes	$7	$8	$8
Income tax benefit	(3)	(3)	(3)
	$4	$5	$5

Capitalized share-based compensation cost	$4	$4	$3

SoCalGas:
Share-based compensation expense, before income taxes	$8	$10	$8
Income tax benefit	(3)	(4)	(3)
	$5	$6	$5

Capitalized share-based compensation cost	$3	$2	$2

SEMPRA ENERGY NON-QUALIFIED STOCK OPTIONS
We use a Black-Scholes option-pricing model to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy’s stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant.
The following table shows a summary of non-qualified stock options at December 31, 2016 and activity for the year then ended:

NON-QUALIFIED STOCK OPTIONS

	Shares under option	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	527,997	$53.62
Exercised	(167,742)	$56.11
Outstanding at December 31, 2016	360,255	$52.46	2.0	$17

Vested at December 31, 2016	360,255	$52.46	2.0	$17
Exercisable at December 31, 2016	360,255	$52.46	2.0	$17

The aggregate intrinsic value at December 31, 2016 is the total of the difference between Sempra Energy’s closing stock price and the exercise price for all in-the-money options. The aggregate intrinsic value for non-qualified stock options exercised in the last three years was

▪	$8 million in 2016

▪	$12 million in 2015

▪	$33 million in 2014
No stock options were granted in 2016, 2015 or 2014. All outstanding stock options were fully vested and all compensation cost related to stock options had been recognized as of December 31, 2014. The total fair value of shares vested in 2014 was $1 million.
We received cash of $9 million from stock option exercises during 2016.
SEMPRA ENERGY RESTRICTED STOCK AWARDS AND UNITS
We use a Monte-Carlo simulation model to estimate the fair value of our RSAs and RSUs. Our determination of fair value is affected by the historical volatility of the stock price for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables. Below are key assumptions for awards granted in 2016, 2015 and 2014 for Sempra Energy:

KEY ASSUMPTIONS FOR AWARDS GRANTED

	Years ended December 31,
	2016	2015	2014
Risk-free rate of return	1.3%	1.1%	1.2%
Stock price volatility	16	14	16

Restricted Stock Awards
We provide below a summary of Sempra Energy’s RSAs at December 31, 2016 and the activity during the year.

RESTRICTED STOCK AWARDS

	Shares	Weighted-average grant-date fair value
Nonvested at January 1, 2016	1,537	$75.87
Vested	(1,537)	$75.87
Nonvested at December 31, 2016	—	$—

No RSAs were granted in 2016, 2015 or 2014. All outstanding RSAs were fully vested and all compensation cost related to RSAs has been recognized as of December 31, 2016. The total fair value of shares vested during the year was a negligible amount in 2016 and $1 million in each of 2015 and 2014.
Restricted Stock Units
We provide below a summary of Sempra Energy’s RSUs as of December 31, 2016 and the activity during the year.

RESTRICTED STOCK UNITS

	Performance-based restricted stock units		Service-based restricted stock units
	Units	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value
Nonvested at January 1, 2016	2,271,675	$73.28	348,806	$80.14
Granted	467,830	$100.37	95,876	$93.59
Vested	(761,042)	$49.28	(135,456)	$65.20
Forfeited	(24,141)	$115.73	(3,490)	$90.58
Nonvested at December 31, 2016(1)	1,954,322	$88.58	305,736	$94.68
Expected to vest at December 31, 2016	1,883,636	$88.07	293,822	$90.58

(1)
Each RSU represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based RSUs, except for those issued in connection with the creation of Cameron LNG JV, up to an additional 50 percent (100 percent for awards granted during or after 2014) of the shares represented by the RSUs may be issued if Sempra Energy exceeds target performance conditions.

The total fair value of shares vested during the year was $46 million in each of 2016 and 2015 and $33 million in 2014.
The $34 million of total compensation cost related to nonvested RSUs not yet recognized as of December 31, 2016 is expected to be recognized over a weighted-average period of 1.5 years. The weighted-average per-share fair values for performance-based RSUs granted were $123.30 and $88.01 in 2015 and 2014, respectively. The weighted-average per-share fair values for service-based RSUs granted were $111.43 and $91.54 in 2015 and 2014, respectively.